Other (Expense) Income, Net - Summary of Details of Other Expense Income Net (Parenthetical) (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Other Operating Income And Expense Net [line items]
Recognized indemnification amount	R$ 726,000
Indemnifications [member]
Other Operating Income And Expense Net [line items]
Recognized indemnification amount	R$ 726,000